Debt	12 Months Ended
Dec. 31, 2019
Debt [Abstract]
Disclosure of debt [Text block]

18Debt

Philips has a USD 2.5 billion Commercial Paper Program and a EUR 1 billion committed standby revolving credit facility that can be used for general group purposes, such as a backstop of its Commercial Paper Program. Philips issued and repaid commercial paper in 2019. As of December 31, 2019, Philips did not have any loans outstanding under either facility. In February 2019, Philips successfully exercised, with existing terms and conditions, the second of two 1-year extension options of its EUR 1 billion committed standby revolving credit facility, extending the maturity date to April 21, 2024. The facility does not have a material adverse change clause, has no financial covenants and no credit-rating-related acceleration possibilities.

The provisions applicable to all USD-denominated corporate bonds issued by the company in March 2008 and March 2012 (due 2038 and 2042) contain a ‘Change of Control Triggering Event’. If the company would experience such an event with respect to a series of corporate bonds the company might be required to offer to purchase the bonds that are still outstanding at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, if any. Furthermore, the conditions applicable to the EUR-denominated corporate bonds issued in 2017, 2018 and 2019 (due 2023, 2024, 2026 and 2028) contain a similar provision (‘Change of Control Put Event’). Upon the occurrence of such an event, the company might be required to redeem or purchase any of such bonds at their principal amount together with interest accrued.

As of January 1, 2019 lease liabilities of EUR 803 million were recognized upon the adoption of IFRS 16 and additional lease liabilities of EUR 256 million were recognized through December 31, 2019. For further details please refer to Significant accounting policies. In May 2019, Philips issued a fixed-rate Green Innovation Bond with an aggregate principal amount of EUR 750 million (0.500%, due 2026). In September 2019, EUR bonds of EUR 500 million were repaid upon their scheduled maturity. In 2019, a total nominal amount of EUR 576 million of forward contracts matured relating to the EUR 1.5 billion share buyback program announced on June 28. 2017. In addition, a total nominal amount of EUR 130 million of forward contracts matured relating to the company's long-term incentive and employee stock purchase plans.

In March 2018, Philips refinanced a loan of EUR 178 million with a new long-term loan of EUR 200 million bearing interest based on 6-month Euribor. In April 2018, Philips completed the early redemption of all the 3.750% USD bonds due 2022 with an aggregate principal amount of USD 1 billion, resulting in financial charges of EUR 24 million. For the purpose of the redemption, a EUR 900 million loan was entered into, which was repaid in May 2018 through the issuance of fixed-rate EUR bonds with an aggregate principal amount of EUR 1 billion (EUR 500 million0.750% due 2024 and EUR 500 million1.375% due 2028). 6.875% USD bonds due 2038 with an aggregate principal amount of USD 56 million and USD 16 million were redeemed in May and June 2018 respectively, resulting in financial charges of EUR 21 million. In Q4 2018, a nominal amount of EUR 423 million of forward contracts related to the EUR 1.5 billion share buyback program announced on June 28, 2017 matured. In addition, in Q4 2018, Philips entered into three tranches of forward purchases totaling 10 million shares for a nominal amount of EUR 319 million maturing through 2021 to cover its long-term incentive and employee stock purchase plans.

Long-term debt

The below tables present information about the long-term debt outstanding, its maturity and average interest rates in 2019 and 2018.

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

2019

	amount outstanding in 2019	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,328		1,328		1,328	17.1	6.3%
EUR bonds	2,234		2,234	995	1,239	5.8	0.8%
Forward contracts	188	126	62	62		1.2
Lease liability	1,381	272	1,109	618	491	4.3	2.4%
Bank borrowings	206	1	205	5	200	5.1	0.3%
Other long-term debt	17	17				1.0	1.8%
Long-term debt	5,355	416	4,939	1,681	3,258	8.0	2.5%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

2018

	amount outstanding in 2018	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,303		1,303		1,303	18.1	6.3%
EUR bonds	1,988	500	1,488	497	991	5.0	0.7%
Forward contracts	807	618	188	188		0.8
Finance leases	330	94	236	190	46	3.6	2.9%
Bank borrowings	211		211	6	205	6.2	0.3%
Other long-term debt	18	18	-	-	-	1.1	1.6%
Long-term debt	4,657	1,230	3,427	882	2,545	7.9	2.3%
Bonds

The below table discloses the amount outstanding and effective rate of bonds.

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

2018 - 2019

	effective rate	2018	2019
Unsecured EUR Bonds
Due 9/06/2023; 1/2%	0.634%	500	500
Due 9/06/2019; 3M Euribor +20bps		500
Due 5/02/2024; 3/4%	0.861%	500	500
Due 22/05/2026; 1/2%	0.608%		750
Due 5/02/2028; 1 3/8%	1.523%	500	500
Unsecured USD Bonds
Due 5/15/2025; 7 3/4%	7.429%	55	56
Due 6/01/2026; 7 1/5%	6.885%	119	122
Due 5/15/2025; 7 1/8%	6.794%	74	75
Due 11/03/2038; 6 7/8%	7.210%	636	648
Due 3/15/2042; 5%	5.273%	438	446
Adjustments1)		(31)	(35)
Unsecured Bonds		3,291	3,562
1)Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.
Leases

The table below discloses the reconciliation between the total of future minimum lease payments and their present value.

For further information regarding the adoption of IFRS 16, please refer to Significant accounting policies.

Philips Group

Lease liabilities

in millions of EUR

2018 - 2019

	2018			2019
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	100	6	94	292	20	272
Between one and five years	206	16	190	698	80	618
More than five years	52	6	46	543	52	491
Lease liability	357	28	330	1,533	152	1,381

Short-term debt

Philips Group

Short-term debt

in millions of EUR

2018 - 2019

	2018	2019
Short-term bank borrowings	76	92
Forward contracts	88
Current portion of long-term debt	1,230	416
Short-term debt	1,394	508

During 2019, the weighted average interest rate on the bank borrowings was 14.2% (2018: 15.0%), reflecting a higher relative amount of borrowings in high interest rate countries.